SUBSEQUENT EVENTS (Details Textual) In Thousands, except Share data, unless otherwise specified	1 Months Ended			2 Months Ended	3 Months Ended	4 Months Ended				8 Months Ended	10 Months Ended		12 Months Ended						15 Months Ended	99 Months Ended								1 Months Ended		3 Months Ended	12 Months Ended	1 Months Ended		1 Months Ended	3 Months Ended	1 Months Ended
	Nov. 30, 2012 USD ($)	Aug. 31, 2012 GBP (£)	Apr. 30, 2012 USD ($)	Sep. 30, 2012 USD ($)	Dec. 31, 2008 USD ($)	Jun. 30, 2012 USD ($)	Aug. 31, 2011 USD ($)	Aug. 31, 2010 USD ($)	Aug. 31, 2010 GBP (£)	Aug. 31, 2012 USD ($)	Oct. 31, 2009 USD ($)	Oct. 31, 2009 GBP (£)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2007 USD ($)	Dec. 31, 2005 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 GBP (£)	Sep. 30, 2012 GBP (£)	Jun. 30, 2012 GBP (£)	Dec. 31, 2011 GBP (£)	Aug. 31, 2011 GBP (£)	Dec. 31, 2009 GBP (£)	Dec. 31, 2008 GBP (£)	Mar. 31, 2013 Subsequent Event [Member] USD ($)	Jan. 31, 2013 Subsequent Event [Member] USD ($)	Mar. 31, 2013 Subsequent Event [Member] Private Placement [Member] USD ($)	Dec. 31, 2012 Subsequent Event [Member] Private Placement [Member]	Jan. 31, 2013 Subsequent Event [Member] December 2012 Financing [Member] USD ($)	Jan. 17, 2013 Subsequent Event [Member] December 2012 Financing [Member] GBP (£)	Jan. 31, 2013 Subsequent Event [Member] January 2013 Financing [Member] USD ($)	Mar. 31, 2013 Subsequent Event [Member] January 2013 Financing [Member] USD ($)	Jan. 31, 2013 Subsequent Event [Member] Series A Warrants [Member]	Jan. 31, 2013 Subsequent Event [Member] Series B Warrants [Member]	Jan. 31, 2013 Subsequent Event [Member] Series C Warrants [Member]	Jan. 31, 2013 Subsequent Event [Member] January Warrants [Member]	Jan. 31, 2013 Subsequent Event [Member] Agent Agreement In January 2013 Financing [Member] USD ($)
Stock Issued During Period, Shares, New Issues (in shares)	751,500	232,558		18,375	10,950,696	10,000	522,026	200,778	200,778	242,500	410,097	410,097																		165,500		67,500		405,500					765,250
Common Stock, Par or Stated Value Per Share (in dollars per share)		£ 0.01							£ 0.01			£ 0.01									£ 0.01	£ 0.01	£ 0.01	£ 0.01	£ 0.01	£ 0.01	£ 0.01						£ 0.01
Equity Issuance, Per Share Amount (in dollars per share)	$ 2.00			$ 2.00		$ 2.25			£ 1	$ 1.72		£ 0.8						$ 1.58												$ 2		$ 2		$ 2.00
Stock Issued During Period, Value, New Issues (in shares)													$ 1,937	$ 930	$ 312	$ 499	$ 69	$ 3,091	$ 3,593													$ 135
Warrants Granted To Purchase Ordinary Shares (in shares)	375,750		79,000			5,000							261,731																21	82,750	10,800	33,750				202,750	375,000	187,500
Warrants Granted Exercise Price To Purchase Ordinary Shares (in dollar per share)			$ 2			$ 2.25							$ 2.00																$ 2	$ 2		$ 2
Description Of Purchase Agreement From Each Investor	(i) the six month anniversary of the effective date of a registration statement or (ii) the date immediately following the 20 consecutive trading days wherein the trading volume for the Ordinary Shares or ADSs exceeds $ 100 per trading day, each investor may elect to exchange all of its shares and warrants for any such additional securities issued by the Company in a subsequent financing (as defined in the November Purchase Agreement), on the same terms and conditions as provided to the investors in a subsequent financing on a $ 1 for $ 1 basis, in lieu of cash consideration (the "November Most Favored Nation").			If the Company contemplates a private placement of ordinary shares and warrants with an aggregate offering amount which is no greater than $ 20,000 or in any other private placement that occurs prior to December 1, 2012 (the "Private Placement"), in which the equity price and equity linked pricing terms are more favorable to the investors, the Company will modify the terms to reflect any more favorable pricing terms provided to the other investors in the Private Placement on a $ 1 for $ 1 basis, in lieu of cash consideration.																												(i) the six month anniversary of the effective date of a registration statement or (ii) the date immediately following the 20 consecutive trading days wherein the trading volume for the Ordinary Shares or ADSs exceeds $ 100 per trading day, each investor may elect to exchange all of its shares and warrants for any such additional securities issued by the Company in a subsequent financing on the same terms and conditions as provided to the investors in a subsequent financing (the " December Most Favored Nation").							(i) the two year anniversary of the effective date of a registration statement or (ii) the date immediately following the 20 consecutive trading days wherein the trading volume for the ordinary shares or ADSs exceeds $ 100 per trading day (the "Expiration Date"), each investor may elect to exchange all of its shares and January Warrants for any such additional securities issued by the Company in a subsequent financing (as defined in the January Purchase Agreement), on the same terms and conditions as provided to the investors in a subsequent financing on a $ 1 for $ 1 basis, in lieu of cash consideration (the "January Most Favored Nation").
Proceeds From Issuance Of Detachable Warrant and Freestanding Liability Instrument																																17
Proceeds From Issuance Of Common Stock	1,503			37	6,753	23	951	312		400	522		118	75	60					253								1,277				118		429	290
Proceeds From Issuance Of Stock and Warrants	190																													331				811
Warrants Granted To Purchase Ordinary Shares Value																														5										43,035
Advisory and Legal Services Expenses																													70	14
Resale Agreement, Percentage Of Ordinary Shares													133.00%																133.00%
Percentage Of Original Invested Amount To Pay For Each Investor																													1.00%
Percentage Of Interest Rate Per Month																													1.50%
Warrant Cancelled Per Share (in dollars per share)																													$ 0.001
Closing Price Of Ordinary Shares (in dollars per share)																													$ 3.75
Average Daily Volume Of Ordinary Shares (in shares)																													75,000
Minimum Percentage Of Beneficial Owned Of Ordinary Shares																													4.90%
Proceeds From Detachable Warrant																																		382	41
Stock and Warrants Issuance Cost																																		91	20
Financial Expense Of Warrants																																		43	2
Payments of Stock Issuance Costs	163						21				23																							48	18
Subsequent Event, Amount																																		$ 3,500
Warrants Granted To Purchase Ordinary Shares Contractual Life																													5 years	5 years